Short-Term Bank Loans, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Short-term bank loans	$ 7,983,640	$ 11,981,502
Less unamortized financing cost		(11,526)
Short-term bank loans less unamortized financing cost	$ 7,983,640	11,969,976
Tianshan Rural Commercial Bank [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Changhe Financing Guarantee Co., Ltd. ("Changhe")
Bank name	Tianshan Rural Commercial Bank
Fixed annual interest rate	10.00%
Short term debt, Term	From August 9, 2016 to August 8, 2017
Short-term bank loans	$ 1,447,930	1,534,914
Bank of Urumqi Co., Ltd [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Changhe Financing Guarantee Co., Ltd.
Bank name	Bank of Urumqi Co., Ltd
Fixed annual interest rate	10.00%
Short term debt, Term	From July 13, 2016 to July 13, 2017
Short-term bank loans	$ 1,453,996	1,536,715
Shanghai Pudong Development Bank [Member]
Short-term Debt [Line Items]
Lender Name	Shanghai Pudong Development Bank
Bank name	Shanghai Pudong Development Bank
Fixed annual interest rate	7.00%
Short term debt, Term	From December 22, 2016 to December 21, 2017
Short-term bank loans		3,534,444
Tianshan Rural Commercial Bank One [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd ("Zhengxin")
Bank name	Tianshan Rural Commercial Bank
Fixed annual interest rate	10.00%
Short term debt, Term	From January 4, 2017 to September 3, 2017
Short-term bank loans	$ 1,452,542	1,535,178
Tianshan Rural Commercial Bank Two [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd
Bank name	Tianshan Rural Commercial Bank
Fixed annual interest rate	10.00%
Short term debt, Term	From January 5, 2017 to September 4, 2017
Short-term bank loans	$ 725,544	766,821
Tianshan Rural Commercial Bank Three [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Changhe Financing Guarantee Co., Ltd.
Bank name	Tianshan Rural Commercial Bank
Fixed annual interest rate	10.00%
Short term debt, Term	From January 11, 2017 to January 10, 2018
Short-term bank loans	$ 1,453,996	1,536,715
Tianshan Rural Commercial Bank Four [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd
Bank name	Tianshan Rural Commercial Bank
Fixed annual interest rate	10.00%
Short term debt, Term	From April 11, 2017 to December 10, 2017
Short-term bank loans	$ 581,598	614,686
Tianshan Rural Commercial Bank Five [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd
Bank name	Tianshan Rural Commercial Bank
Fixed annual interest rate	10.00%
Short term debt, Term	From April 11, 2017 to April 10, 2018
Short-term bank loans	$ 868,034	$ 922,029